Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000136800
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,896		$ 10,010	$ 9,966	$ 10,499	$ 10,962	$ 11,037	$ 10,400	$ 10,521	$ 11,207	$ 11,721	$ 11,966
C000026765
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,141	10,122	10,690	11,179	11,293	10,658	10,819	11,553	12,102	12,398
C000136801
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,142	10,123	10,692	11,183	11,299	10,664	10,827	11,562	12,112	12,398
C000026764
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,116	10,072	10,611	11,079	11,155	10,510	10,632	11,326	11,834	12,081
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year US Government/Credit Index
Accumulated Value	10,000		10,093	10,049	10,648	11,151	11,188	10,534	10,659	11,370	11,914	12,170
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Short-Term Bond Funds Category Average
Accumulated Value	10,000		10,148	10,185	10,638	10,983	11,173	10,583	10,804	11,600	12,207	12,551
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year US Government/Credit Index
Accumulated Value	10,000		10,093	10,049	10,648	11,151	11,188	10,534	10,659	11,370	11,914	12,170
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Short-Term Bond Funds Category Average
Accumulated Value	10,000		10,148	10,185	10,638	10,983	11,173	10,583	10,804	11,600	12,207	12,551
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year US Government/Credit Index
Accumulated Value	10,000		10,093	10,049	10,648	11,151	11,188	10,534	10,659	11,370	11,914	12,170
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Short-Term Bond Funds Category Average
Accumulated Value	10,000		10,148	10,185	10,638	10,983	11,173	10,583	10,804	11,600	12,207	12,551
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year US Government/Credit Index
Accumulated Value	10,000		10,093	10,049	10,648	11,151	11,188	10,534	10,659	11,370	11,914	12,170
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Short-Term Bond Funds Category Average
Accumulated Value	$ 10,000		$ 10,148	$ 10,185	$ 10,638	$ 10,983	$ 11,173	$ 10,583	$ 10,804	$ 11,600	$ 12,207	$ 12,551